Financial Assets and Liabilities - Summary of Changes in Allowance for Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade Receivables [abstract]
Beginning balance	R$ (121,052)	R$ (90,286)
Provision/reversal	(4,532)	(30,766)
Ending balance	R$ (125,584)	R$ (121,052)